Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 137.7%

Corporate — 11.7%
California Community Choice Financing Authority, RB(a)
5.00%, 07/01/53	$45,200	$45,070,409
5.00%, 12/01/53	6,670	6,632,373
5.00%, 02/01/54	1,675	1,665,324
5.50%, 10/01/54	40,000	41,204,996
Series C, 5.25%, 01/01/54	11,500	11,254,463
California Municipal Finance Authority, RB(a)
AMT, 4.25%, 10/01/45	9,600	9,582,743
AMT, 4.38%, 09/01/53	2,935	2,785,107
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	3,725,912

		121,921,327

County/City/Special District/School District — 43.5%
Anaheim City School District, GO, 5.00%, 08/01/51	5,615	5,733,769
California Statewide Communities Development Authority, SAB
Series B, 5.00%, 09/02/52	1,785	1,482,994
Series C, 4.00%, 09/02/50	5,000	3,563,462
Chabot-Las Positas Community College District, GO, Series C, 5.25%, 08/01/48(b)	13,355	14,004,005
Chaffey Joint Union High School District, GO, Series G, Election 2012, 4.00%, 08/01/52	15,390	13,258,768
Chaffey Joint Union High School District, GO, CAB(c)
Series C, Election 2012, 0.00%, 08/01/37	1,300	603,749
Series C, Election 2012, 0.00%, 08/01/38	1,255	541,976
Series C, Election 2012, 0.00%, 08/01/39	1,500	605,685
Series C, Election 2012, 0.00%, 08/01/40	3,705	1,401,997
Series C, Election 2012, 0.00%, 08/01/41	610	215,718
Series C, Election 2012, 0.00%, 02/01/42	700	239,080
Chino Valley Unified School District, GO, Series B, (AGM-CR), 3.38%, 08/01/50	5,000	3,644,925
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,500	1,502,965
City of Oakland California, GO, Series D, 5.25%, 07/15/48	4,715	4,968,032
Clovis Unified School District, GO, Series B, Election 2020, 5.00%, 08/01/47	8,050	8,258,289
Coachella Valley Unified School District, GO, Series F, (BAM), 5.00%, 08/01/46	2,990	3,005,439
Dublin Unified School District, GO, Series B, 4.25%, 08/01/53	5,805	5,290,016
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(d)	15,000	15,067,835
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/46	10,000	8,873,223
Folsom Cordova Unified School District, GO, Series D, (AGM), 4.00%, 10/01/44	21,300	19,371,252
Fowler Unified School District, GO, Series A, Election 2016, (BAM), 5.25%, 08/01/46	3,700	3,789,888
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	5,000	4,491,160
Fresno Unified School District, Refunding GO, Series B, 4.00%, 08/01/46	6,900	5,998,057
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	4,000	3,486,631

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hayward Unified School District, Refunding GO, (BAM), 4.00%, 08/01/43	$6,500	$5,845,438
Indio Finance Authority, Refunding RB
Series A, (BAM), 5.25%, 11/01/47	2,225	2,313,339
Series A, (BAM), 5.25%, 11/01/52	7,000	7,201,955
Kern Community College District, GO(d)
Series C, 5.25%, 11/01/23	11,430	11,430,000
Series C, 5.75%, 11/01/23	12,085	12,085,000
La Canada Unified School District GO, Series A, 5.00%, 08/01/47	6,945	7,048,094
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	625	534,507
Livermore Valley Joint Unified School District, GO, 4.00%, 08/01/46	15,000	13,063,378
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	7,500	6,379,061
Los Angeles County Public Works Financing Authority, Refunding RB, Series F, 4.00%, 12/01/46	7,890	6,846,603
Los Angeles Unified School District, GO 5.25%, 07/01/48(b)	25,000	26,308,619
Series C, 4.00%, 07/01/39	5,875	5,501,712
Series RYQ, 4.00%, 07/01/44	10,475	9,301,384
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	4,870,884
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	10,000	8,898,054
Natomas Unified School District, GO, Election 2014, (BAM), 4.00%, 08/01/42	5,000	4,538,425
Newport Mesa Unified School District, Refunding GO, CAB, 0.00%, 08/01/45(c)	8,485	2,675,245
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	5,928,477
Oakland Unified School District/Alameda County, Refunding GO, Series A, (BAM), 4.00%, 08/01/46	14,530	12,665,131
Oxnard School District, GO, Series A, 5.00%, 08/01/45	2,500	2,527,679
Oxnard Union High School District, GO
Series B, 5.00%, 08/01/45	6,560	6,665,138
Series C, Election 2018, 4.00%, 08/01/47	16,750	14,407,962
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	2,500	2,657,196
Redwood City Public Facilities & Infrastructure Authority, RB, BAB, 3.00%, 06/01/46	3,810	2,613,832
Redwood City School District, GO, Series C, 4.00%, 08/01/44	2,800	2,541,379
San Diego Unified School District, GO
Series F-2, 4.25%, 07/01/52	6,270	5,781,829
Series I, Election 2012, 4.00%, 07/01/47	14,155	12,455,693
San Francisco Bay Area Rapid Transit District, GO
Class D1, Election 2016, 4.25%, 08/01/52	13,500	12,256,172
Series A, Election 2016, 4.00%, 08/01/42	6,000	5,415,165
Series D-1, Election 2016, 4.00%, 08/01/47	9,175	8,030,441
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	3,000	3,150,889
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	12,209,870
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/43	6,355	5,745,132
Santa Clara Unified School District, GO, Election 2018, 4.00%, 07/01/48	15,000	13,230,095

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/45	$4,000	$4,250,260
Santa Monica Community College District, GO, Series B, 4.00%, 08/01/45	17,500	15,790,849
Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/44	9,360	8,539,999
Santa Rosa High School District, GO
Series A, Election 2022, 4.00%, 08/01/46	3,500	3,068,413
Series A, Election 2022, 4.00%, 08/01/49	7,050	6,104,018
Simi Valley Unified School District, GO, Series C, 4.00%, 08/01/50	3,115	2,685,132
Solano County Community College District, GO, Series C, Election 2012, 4.00%, 08/01/46	11,435	10,083,800
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	5,000	4,250,328
Ventura Unified School District, GO, Series A, Election 2022, 4.00%, 08/01/52	3,960	3,334,892
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,253,124

		453,883,508

Education — 13.8%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	9,580,370
Series U-7, 5.00%, 06/01/46	7,525	7,808,493
California Enterprise Development Authority, RB(e)
8.00%, 11/15/62	1,760	1,554,356
Series A, 5.00%, 07/01/50	600	468,114
California Municipal Finance Authority, RB 4.00%, 10/01/51	1,150	863,047
Series A, 5.50%, 08/01/34(e)	425	398,968
California Municipal Finance Authority, Refunding RB(e)
5.00%, 08/01/39	290	253,761
5.00%, 08/01/48	350	279,181
California School Finance Authority, RB
5.00%, 08/01/52(e)	1,875	1,642,440
5.00%, 08/01/61(e)	5,315	4,585,104
Series A, 6.00%, 07/01/33	1,500	1,500,053
Series A, 6.30%, 07/01/43	3,000	3,001,157
Series A, 4.00%, 06/01/51(e)	800	541,787
Series A, 5.00%, 06/01/58(e)	6,615	5,156,088
Series A, 5.00%, 07/01/59(e)	2,565	2,158,681
Series A, 4.00%, 06/01/61(e)	1,300	825,811
Series A, (NGFGC), 5.00%, 06/01/61(e)	820	621,397
Series B, 4.00%, 07/01/45(e)	1,035	764,698
Series A, RB, 5.00%, 07/01/54(e)	1,150	1,012,413
California School Finance Authority, Refunding RB(e)
5.50%, 08/01/43	420	390,274
5.00%, 08/01/46	1,145	1,028,106
5.50%, 08/01/47	400	364,304
5.88%, 06/01/53	700	613,581
Series A, 5.00%, 07/01/36	755	756,588
California State University, Refunding RB
Series A, 5.00%, 11/01/42	20,000	20,194,463
Series A, 4.00%, 11/01/45	11,380	9,907,649
Series A, 5.00%, 11/01/48	12,395	12,559,766
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	1,500	1,442,128
Hastings Campus Housing Finance Authority, RB(e) Series A, 5.00%, 07/01/45	1,115	940,317

Security	Par (000)	Value

Education (continued)
Hastings Campus Housing Finance Authority, RB(e) (continued)
Series A, 5.00%, 07/01/61	$9,360	$7,284,481
University of California, RB, Series Q, 4.00%, 05/15/51	6,000	5,217,513
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	14,000	12,412,091
Series BE, 4.00%, 05/15/50	3,750	3,350,846
Series BH, 4.00%, 05/15/46	4,400	3,910,970
Series BH, 4.00%, 05/15/51	15,000	13,141,271
Series Q, 3.00%, 05/15/51	11,000	7,273,315

		143,803,582

Health — 10.6%
California Health Facilities Financing Authority, RB
5.00%, 02/01/37	2,625	2,642,536
5.00%, 11/15/56	9,000	8,521,571
Series A, 5.00%, 11/15/48	3,000	2,959,553
California Health Facilities Financing Authority, Refunding RB (BAM-TCRS), 4.00%, 08/15/48	5,005	4,393,529
(AGM-CR), 3.00%, 08/15/51	13,975	9,644,502
Series A, 5.00%, 11/15/38	1,500	1,513,524
Series A, 4.00%, 03/01/39	895	771,433
Series A, 4.00%, 03/01/43	545	440,960
Series A, 4.00%, 04/01/45	3,570	2,993,734
Series A, 5.00%, 11/15/48	17,280	17,047,023
Series A-2, 4.00%, 11/01/44	31,000	27,759,988
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 11/01/39(e)	600	527,783
Series A, 5.00%, 02/01/47	9,250	8,768,361
California Statewide Communities Development Authority, RB, 4.00%, 08/01/45	5,000	4,013,201
California Statewide Communities Development Authority, Refunding RB 5.00%, 03/01/48	5,000	4,675,228
Series A, 4.00%, 12/01/57	6,500	5,214,376
Marin Healthcare California Distict, RB, 4.00%, 08/01/45	10,000	8,699,055

		110,586,357

Housing — 5.7%
California Community Housing Agency, RB, M/F Housing(e)
Series A, 5.00%, 04/01/49	8,270	6,374,491
Series A-2, 4.00%, 02/01/50	1,155	791,844
Series A-2, 4.00%, 08/01/51	6,380	3,822,542
California Housing Finance Agency, RB, M/F Housing
Series 2021-1, Class A, 3.50%, 11/20/35	14,443	12,235,283
Series 2021-2, Class A, (FHLMC), 3.75%, 03/25/35	18,040	16,465,282
CMFA Special Finance Agency VII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(e)	1,035	613,596
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(e)	3,235	1,873,308
CMFA Special Finance Agency, RB, M/F Housing(e)
Series A-1, 3.00%, 12/01/56	2,315	1,318,717
Series A-2, 4.00%, 08/01/45	240	185,979
CSCDA Community Improvement Authority, RB, M/F Housing(e)
4.00%, 10/01/46	695	477,297
4.00%, 10/01/56	1,000	752,983

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
CSCDA Community Improvement Authority, RB, M/F Housing (e) (continued)
4.00%, 12/01/56	$765	$482,785
4.00%, 05/01/57	5,660	3,452,027
Series A, 3.00%, 09/01/56	1,475	878,396
Series A, 4.00%, 06/01/58	4,535	3,093,722
Series A-2, 3.00%, 02/01/57	1,625	1,006,648
Senior Lien, 3.13%, 06/01/57	2,705	1,547,640
Series A, Senior Lien, 4.00%, 12/01/58	1,525	1,031,334
Series B, Sub Lien, 4.00%, 12/01/59	575	340,871
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500	3,499,758

		60,244,503

State — 8.2%
California State Public Works Board, RB
Series B, 4.00%, 05/01/46	13,180	11,388,758
Series D, 4.00%, 05/01/44	4,675	4,112,492
Series D, 5.00%, 11/01/47(b)	18,275	18,674,505
California Statewide Communities Development Authority, SAB, S/F Housing, 5.00%, 09/02/39	1,060	975,028
Irvine Facilities Financing Authority ST, 5.00%, 09/01/43	1,275	1,312,791
Irvine Facilities Financing Authority, ST, (BAM), 5.00%, 09/01/48	10,000	10,200,637
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (AGM), 4.00%, 10/01/37	6,000	5,506,721
State of California, GO 5.00%, 10/01/45	5,000	5,168,031
4.00%, 03/01/46	4,000	3,582,100
5.00%, 10/01/47	10,740	10,829,481
State of California, Refunding GO
4.00%, 10/01/39	10,000	9,305,599
4.00%, 11/01/45	5,000	4,487,169

		85,543,312

Tobacco — 2.0%
California County Tobacco Securitization Agency, Refunding RB 5.00%, 06/01/50	520	474,311
Series A, 4.00%, 06/01/49	755	603,035
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	7,575	1,200,296
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,270,277
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(c)(e)	57,200	2,684,683
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/28(d)	5,390	5,757,187
Series B, 5.00%, 06/01/51	5,000	4,896,996
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	5,030	414,199
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(c) .	25,600	3,656,835

		20,957,819

Transportation — 24.4%
Alameda Corridor Transportation Authority Refunding RB, Series B, 5.00%, 10/01/37	3,790	3,701,413

Security	Par (000)	Value

Transportation (continued)
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	$28,750	$25,207,423
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43	6,500	6,138,211
AMT, Senior Lien, 4.00%, 12/31/47	21,415	17,160,448
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,317,572
Series A, AMT, 5.00%, 05/15/45	5,000	4,948,016
Series A, AMT, 4.00%, 05/15/49	5,000	4,036,393
Series B, AMT, 5.00%, 05/15/41	8,500	8,249,388
Series B, AMT, 5.00%, 05/15/46	16,280	15,506,172
Series E, AMT, 5.00%, 05/15/44	7,000	7,078,727
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/45	1,940	1,909,584
AMT, 5.50%, 05/15/47	2,450	2,527,103
AMT, Subordinate, 4.00%, 11/15/31(d)	115	113,938
AMT, Subordinate, 4.00%, 05/15/41	4,190	3,569,028
AMT, Subordinate, 5.00%, 05/15/46	5,980	5,859,719
City of Los Angeles Department of Airports, Refunding RB, AMT, Subordinate, 5.25%, 05/15/48	4,500	4,514,859
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	3,000	2,972,952
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	10,000	7,351,675
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,027,358
Series A, AMT, 5.00%, 03/01/41	11,250	10,907,363
Series A, AMT, 5.00%, 03/01/47	6,150	5,807,047
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	200	196,809
San Diego County Regional Airport Authority, ARB 5.00%, 07/01/48	4,275	4,075,512
Series B, AMT, 5.00%, 07/01/47	6,485	6,144,389
Series B, AMT, Subordinate, 5.00%, 07/01/56	6,855	6,390,761
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series C, 5.75%, 05/01/48(b)	6,900	7,162,832
2nd Series, AMT, 5.00%, 05/01/48	30,660	28,955,871
Series A, AMT, 5.00%, 05/01/40	3,785	3,646,688
Series A, AMT, 5.00%, 05/01/44	2,660	2,487,818
Series A, AMT, 5.00%, 05/01/47	14,220	13,692,742
Series E, AMT, 5.00%, 05/01/45	2,515	2,424,586
Series E, AMT, 5.00%, 05/01/50	27,195	25,608,294
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2020, AMT, 4.00%, 05/01/39	6,800	5,774,827

		254,465,518

Utilities — 17.8%
California Infrastructure & Economic Development Bank, RB
4.00%, 10/01/44	11,370	10,343,797
5.00%, 10/01/48	10,000	10,190,190
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	8,450	7,299,616

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Riverside California Water Revenue, RB, Series A, 5.00%, 10/01/52	$2,250	$2,296,031
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	26,935	23,608,606
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	1,260	1,296,773
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/49	3,835	3,923,526
Series B, 4.00%, 06/01/45	6,500	5,806,611
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	1,000	1,013,320
Imperial Irrigation District Electric System Revenue Refunding RB, Series B-2, 5.00%, 11/01/41	7,750	7,867,104
Livermore Valley Water Financing Authority, RB(b)
Series A, 5.00%, 07/01/48	1,795	1,837,988
Series A, 5.00%, 07/01/53	2,740	2,789,428
Los Angeles Department of Water & Power Water System Revenue, RB, Series C, 5.00%, 07/01/41	2,810	2,949,716
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series D, 5.00%, 07/01/52	6,155	6,310,696
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	10,420	10,631,604
Mountain House Public Financing Authority, RB, Series A, (BAM), 4.00%, 12/01/50	4,500	3,717,511
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/44	1,000	991,135
Sacramento Municipal Utility District, RB, Series H, 5.00%, 08/15/50	3,730	3,798,664
Sacramento Municipal Utility District, Refunding RB, Series K, 5.00%, 08/15/53	13,000	13,297,810
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 05/15/52	6,970	7,147,294
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/01/52	7,945	6,984,307
Series A, AMT, 4.00%, 08/01/45	5,925	5,396,858
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series B, 4.00%, 11/01/51	3,500	3,023,654
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 4.00%, 10/01/51	14,595	12,738,427
San Mateo Foster City Public Financing Authority RB, 5.00%, 08/01/49	4,840	4,939,674
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,000	4,497,791
Southern California Public Power Authority, RB, 5.00%, 07/01/48	20,570	21,164,923

		185,863,054

Total Municipal Bonds in California		1,437,268,980

Security	Par (000)	Value

Puerto Rico — 5.3%

State — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$13,134	$11,079,283
Series A-1, Restructured, 5.00%, 07/01/58	16,591	14,378,316
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,022,819
Series A-2, Restructured, 4.33%, 07/01/40	5,766	4,979,013
Series B-1, Restructured, 4.75%, 07/01/53	1,583	1,338,063
Series B-1, Restructured, 5.00%, 07/01/58	8,899	7,723,075
Series B-2, Restructured, 4.33%, 07/01/40	7,022	6,061,665
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,283,453
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	26,291	6,498,831

Total Municipal Bonds in Puerto Rico		55,364,518

Total Municipal Bonds — 143.0% (Cost: $1,606,835,595)		1,492,633,498

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 15.6%

Corporate — 5.0%
Southern California Public Power Authority, RB
5.00%, 07/01/48	25,000	25,723,047
5.25%, 07/01/53	25,000	26,162,177

		51,885,224

County/City/Special District/School District — 2.8%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,131,746
Los Angeles County Facilities, Inc., RB, 5.00%, 12/01/43	13,345	13,635,049

		28,766,795

Education — 6.7%
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	57,954,121
University of California, Refunding RB, Series AZ, 5.00%, 05/15/48	12,000	12,175,716

		70,129,837

Utilities — 1.1%
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	11,690	11,840,307

Total Municipal Bonds in California		162,622,163

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.6% (Cost: $164,918,997)		162,622,163

Total Long-Term Investments — 158.6% (Cost: $1,771,754,592)		1,655,255,661

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 2.92%(g)(h)	59,641,907	$59,600,158

Total Short-Term Securities — 5.7% (Cost: $59,596,081)		59,600,158

Total Investments — 164.3% (Cost: $1,831,350,673)		1,714,855,819

Liabilities in Excess of Other Assets — (4.4)%		(45,332,677)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.5)%		(99,157,727)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.4)%		(526,400,000)

Net Assets Applicable to Common Shares — 100.0%		$1,043,965,415

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class	$61,896,344	$—	$(2,292,458)(a)	$(563)	$(3,165)	$59,600,158	59,641,907	$436,712	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	409	12/19/23	$43,367	$47,497
U.S. Long Bond	663	12/19/23	72,226	331,002
5-Year U.S. Treasury Note	291	12/29/23	30,394	13,422

				$391,921

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,492,633,498	$—	$1,492,633,498
Municipal Bonds Transferred to Tender Option Bond Trusts	—	162,622,163	—	162,622,163
Short-Term Securities
Money Market Funds	59,600,158	—	—	59,600,158

	$59,600,158	$1,655,255,661	$—	$1,714,855,819

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$391,921	$—	$—	$391,921

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(98,954,992)	$—	$(98,954,992)
VMTP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)

	$—	$(625,354,992)	$—	$(625,354,992)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

Portfolio Abbreviation (continued)

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

7